Document and Entity Information - $ / shares	12 Months Ended
	Dec. 31, 2019	May 07, 2020
Registrant CIK	0001072772
Fiscal Year End	--12-31
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-29922
Entity Registrant Name	TOMBSTONE EXPLORATION CORP
Entity Incorporation, State or Country Code	Z4
Entity Address, Country	US
Contact Personnel Name	Alan Brown
Entity Listing, Par Value Per Share	$ 0
Entity Common Stock, Shares Outstanding		7,677,904
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Principal Executive Offices
Entity Address, Address Line One	6529 E. Friess Drive
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
Entity Address, Address Description	Address of principal executive offices
Contact Person
Entity Address, Address Line One	Alan Brown
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
Entity Address, Address Description	Name, address and telephone of Company contact person
Entity Address, Address Line Two	6529 E. Friess Drive
Phone Fax Number Description	Name, address and telephone of Company contact person